AB Municipal Income Shares

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.1%
Long-Term Municipal Bonds – 105.1%
Alabama – 2.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$22,000	$22,457,072
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	11,645	12,686,269
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,224,222
5.00%, 02/01/2041	5,000	5,190,747
Series 2021 4.00%, 02/01/2041	3,370	3,322,299
4.00%, 02/01/2046	9,640	9,410,130
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039	5,000	5,547,163
5.00%, 02/01/2046	23,280	25,548,059
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	13,350	13,601,712
Southeast Energy Authority A Cooperative District Series 2021-B 4.00%, 12/01/2051	15,000	15,156,654
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	47,580	48,505,935

		166,650,262

Alaska – 0.1%
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033	6,500	6,959,585
5.00%, 10/01/2034	2,500	2,672,639

		9,632,224

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	3,235	3,522,989
Series 2018 7.125%, 09/01/2038(a)	8,315	9,812,116

		13,335,105

	Principal Amount (000)	U.S. $ Value

Arizona – 2.1%
Arizona Industrial Development Authority Series 2019-2 3.625%, 05/20/2033	$15,070	$15,416,520
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(a)	11,325	10,145,542
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047(b)	750	776,468
Arizona Industrial Development Authority (KIPP New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	863,669
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(a)	1,500	1,569,954
7.75%, 07/01/2050(a)	33,950	36,675,866
Series 2021-A 6.00%, 07/01/2051(a)	1,425	1,352,043
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	854,508
5.00%, 06/01/2054	3,500	3,794,638
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2030(a)	1,195	1,167,663
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051	1,100	914,028
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032(c)	5,000	4,298,664
2.542%, 07/01/2033(c)	5,000	4,241,063
2.642%, 07/01/2034(c)	6,795	5,704,981
2.742%, 07/01/2035(c)	10,000	8,259,003
2.842%, 07/01/2036(c)	13,000	10,547,768
City of Tempe AZ 2.321%, 07/01/2034(c)	10,500	8,793,144
2.421%, 07/01/2035(c)	10,325	8,500,832
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	987,868
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,729,471

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	$3,875	$3,923,575
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049(a)	6,890	6,593,956
5.00%, 07/01/2055(a)	3,700	3,475,978
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	19,500	21,224,629
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	2,100	1,945,555
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	4,805	5,321,441
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	1,185	1,142,620
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,065	1,052,106

		172,273,553

Arkansas – 0.2%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	16,250	16,919,279

California – 10.1%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048	17,000	8,923,105
0.00%, 10/01/2049	10,435	5,466,791
0.00%, 10/01/2050	7,345	3,828,603
Anaheim Public Financing Authority Series 2014-A 5.00%, 05/01/2031 (Pre-refunded/ETM)	1,460	1,543,626
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	7,860	7,045,482
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2027 (Pre-refunded/ETM)	1,000	1,023,017

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	$23,800	$21,944,236
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	35,100	32,651,652
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	16,000	12,068,352
4.00%, 08/01/2046(a)	7,675	6,301,828
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	6,530	4,915,212
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	119,980	8,106,581
5.50%, 02/01/2040(a)	4,875	4,588,001
Series 2022-A 4.50%, 08/01/2052(a)	21,280	19,573,810
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033	4,005	4,227,362
5.00%, 04/01/2034	4,205	4,431,640
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	1,000	1,102,822
5.00%, 04/01/2042	1,000	1,076,453
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)	5,000	4,462,237
California Health Facilities Financing Authority (Cedars-Sinai Medical Center Obligated Group) Series 2021 4.00%, 08/15/2040	10,000	10,204,438
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,789,581
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2044	12,500	12,376,866
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	14,732	14,960,275

	Principal Amount (000)	U.S. $ Value

Series 2021-1, Class A 3.50%, 11/20/2035	$9,331	$9,027,138
Series 2021-2 0.823%, 03/25/2035	23,000	1,377,753
Series 2021-3, Class A 3.25%, 08/20/2036	7,079	6,687,604
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045	850	824,646
4.00%, 11/01/2050	860	821,653
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,141,332
5.00%, 05/15/2040	1,000	1,052,913
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	960	960,175
Series 2014 5.00%, 01/01/2035	1,085	963,865
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	3,625	3,779,495
AGM Series 2018 4.00%, 12/31/2047	3,000	2,965,067
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,025	1,024,916
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	4,675	4,688,320
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	785	553,437
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(a)	2,500	2,367,859
2.375%, 11/15/2028(a)	3,000	2,815,821
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(a)	1,000	1,031,459
5.00%, 10/01/2061(a)	1,500	1,528,878
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)	8,850	8,860,670

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034(a)	$3,000	$3,097,009
California State University 2.719%, 11/01/2052(c)	5,000	3,795,417
Series 2021-B 2.374%, 11/01/2035(c)	10,000	8,195,421
California Statewide Communities Development Authority Series 2012-A 6.00%, 10/01/2047 (Pre-refunded/ETM)	250	251,874
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	10,749,921
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	6,160	6,216,355
5.25%, 12/01/2056(a)	12,590	12,724,638
Series 2018 5.25%, 12/01/2038(a)	1,000	1,032,753
5.25%, 12/01/2048(a)	6,440	6,508,361
Series 2018-A 5.00%, 12/01/2033(a)	1,350	1,393,743
5.50%, 12/01/2058(a)	17,615	18,065,042
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(a)	1,200	1,169,171
5.375%, 11/01/2049(a)	1,000	982,364
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	1,125	1,070,532
City of Los Angeles Department of Airports 5.00%, 05/15/2044(c)	15,415	16,695,046
Series 2020-C 5.00%, 05/15/2036(c)	20,000	22,028,014
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	850	905,077
City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039	425	465,017
5.00%, 08/01/2040	375	409,165
5.00%, 08/01/2041	420	456,344

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	$15,000	$12,794,394
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	4,000	2,789,038
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	8,650	7,971,172
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	3,450	2,602,238
4.00%, 08/01/2047(a)	4,000	3,241,406
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,890	2,918,778
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	11,150	8,425,287
4.00%, 05/01/2057(a)	15,550	11,606,509
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	10,130	9,332,869
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	15,200	12,680,998
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)	11,400	10,026,741
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	7,025	5,318,337
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	13,380	9,821,861
4.00%, 07/01/2058(a)	6,000	4,419,239

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	$5,000	$4,251,442
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	12,700	9,075,956
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	15,430	11,621,766
4.00%, 12/01/2056(a)	2,400	1,934,574
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	5,400	4,037,075
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	27,100	21,723,306
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,000	739,236
4.00%, 10/01/2048(a)	2,000	1,533,752
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	7,905	6,087,295
Golden State Tobacco Securitization Corp. 2.746%, 06/01/2034(c)	14,780	13,021,085
3.293%, 06/01/2042(c)	6,850	5,696,107
Series 2021 3.115%, 06/01/2038(c)	29,325	24,556,585
3.85%, 06/01/2050	22,000	20,298,771
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(a)	2,530	2,573,870
5.00%, 07/01/2061(a)	34,935	35,092,138
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2040	10,530	12,138,746
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	17,685	22,372,581

	Principal Amount (000)	U.S. $ Value

Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2030	$1,275	$1,378,842
5.00%, 08/01/2034 (Pre-refunded/ETM)	1,440	1,579,328
5.00%, 08/01/2040 (Pre-refunded/ETM)	3,500	3,838,644
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2039	3,990	4,174,974
Series 2017 5.00%, 11/01/2042	3,375	3,531,426
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 5.75%, 09/01/2052	1,600	1,589,018
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,875	3,929,250
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(d)	33,680	30,020,570
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2046	5,000	4,908,444
4.00%, 07/01/2051	10,000	9,707,363
San Diego Unified School District/CA Series 2021-N 4.00%, 07/01/2046	5,000	5,090,678
San Francisco City & County Airport Comm 3.053%, 05/01/2034(c)	3,500	3,155,618
3.183%, 05/01/2035(c)	5,500	4,957,975
3.333%, 05/01/2037(c)	2,250	2,010,370
Series 2020-E 5.00%, 05/01/2038(c)	11,000	12,070,068
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2031	1,000	1,001,320
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037(c)	8,525	9,380,294
Series 2022-A 5.00%, 05/01/2052	14,000	15,228,399
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	1,000	1,036,516
Series 2021-A 4.00%, 01/15/2044	1,429	1,427,231
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036	100	102,661
5.00%, 12/01/2043	1,585	1,627,177

	Principal Amount (000)	U.S. $ Value

State of California Series 2021 4.00%, 10/01/2035	$5,750	$6,204,563
4.00%, 10/01/2036	13,625	14,637,452
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	5,050	887,280
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	10,480	1,912,450
5.00%, 06/01/2039	1,555	1,679,197

		810,066,495

Colorado – 3.0%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	15,000	14,383,380
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,000	5,038,783
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	650,123
City & County of Denver CO. Airport System Revenue Series 2022-A 4.125%, 11/15/2047	14,750	14,849,226
4.125%, 11/15/2053	9,000	8,932,085
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	7,180	7,993,746
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)	1,700	1,562,382
5.00%, 02/01/2061(a)	1,435	1,285,134
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	1,172,376
5.00%, 05/15/2058	3,000	2,599,230
Series 2021-B 2.125%, 05/15/2028	1,500	1,433,042
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	1,695	1,709,539
4.00%, 08/01/2038	6,600	6,639,346
5.00%, 08/01/2044(c)	60,345	79,036,906

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048(b)	$2,100	$1,734,973
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2022 5.00%, 05/15/2047(b)	20,000	22,477,676
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	1,150	1,210,415
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2049	7,050	7,618,710
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	2,345	2,295,411
5.00%, 12/01/2043	1,315	1,256,771
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	19,590	15,904,492
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	10,000	8,899,378
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)	5,000	4,459,538
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,500	1,500,586
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(a)	8,010	7,608,154
Regional Transportation District (Denver Transit Partners LLC) Series 2020 4.00%, 07/15/2034	1,000	1,019,543
4.00%, 07/15/2035	1,180	1,199,819
5.00%, 01/15/2032	2,300	2,558,199
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	4,000	3,808,678
5.00%, 12/01/2052	1,500	1,383,609
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	940	940,845
5.00%, 12/01/2049	1,000	997,579
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050	2,250	1,958,827
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2038	1,000	1,007,143
5.00%, 12/01/2047	1,000	1,000,806

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	$772	$662,784
AGM Series 2020 5.00%, 12/01/2033	370	424,560
5.00%, 12/01/2050	435	482,395

		239,696,189

Connecticut – 2.1%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039	1,650	1,854,008
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	1,000	1,007,884
4.00%, 07/01/2037	1,200	1,206,942
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	5,750	5,912,550
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035	1,000	1,079,593
5.00%, 07/01/2037	1,095	1,175,744
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)	1,000	1,004,351
5.00%, 09/01/2053(a)	1,475	1,477,094
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044	10,710	9,256,757
4.00%, 07/01/2049	7,325	6,134,317
5.00%, 07/01/2033	470	486,671
5.00%, 07/01/2034	295	304,095
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018 5.00%, 07/01/2034	1,000	1,032,699
Series 2018-K1 5.00%, 07/01/2028	765	811,981
5.00%, 07/01/2035	1,055	1,087,360
5.00%, 07/01/2036	2,205	2,267,806
5.00%, 07/01/2037	1,085	1,112,347
5.00%, 07/01/2038	1,980	2,025,482
State of Connecticut Series 2013-E 5.00%, 08/15/2031(c)	1,000	1,031,016

	Principal Amount (000)	U.S. $ Value

Series 2015-F 5.00%, 11/15/2032	$2,875	$3,120,877
Series 2016-A 5.00%, 03/15/2032	8,165	8,861,842
Series 2016-E 5.00%, 10/15/2028(c)	5,000	5,569,556
5.00%, 10/15/2029(c)	3,250	3,605,139
5.00%, 10/15/2034(c)	4,595	4,995,257
Series 2016-F 5.00%, 10/15/2031(c)	10,205	11,241,732
Series 2017-A 5.00%, 04/15/2029(c)	5,285	5,933,746
5.00%, 04/15/2032(c)	6,700	7,431,444
5.00%, 04/15/2033(c)	10,985	12,117,187
5.00%, 04/15/2034(c)	4,855	5,330,396
Series 2018-A 5.00%, 04/15/2034	5,430	6,069,260
5.00%, 04/15/2037	2,500	2,776,942
Series 2018-C 5.00%, 06/15/2031	1,325	1,511,116
5.00%, 06/15/2032	1,775	2,012,354
5.00%, 06/15/2033	1,250	1,407,529
5.00%, 06/15/2034	1,100	1,232,412
5.00%, 06/15/2035	1,040	1,162,840
5.00%, 06/15/2038	1,000	1,111,314
Series 2018-E 5.00%, 09/15/2037	1,035	1,157,335
Series 2020-A 5.00%, 01/15/2040	8,300	9,317,912
Series 2020-C 4.00%, 06/01/2035	1,525	1,590,863
4.00%, 06/01/2037	1,000	1,032,578
4.00%, 06/01/2038	1,250	1,289,637
Series 2022-A 3.875%, 06/15/2028	5,150	5,272,755
3.975%, 06/15/2029	5,000	5,134,917
4.06%, 06/15/2030	5,000	5,150,471
4.11%, 06/15/2031	5,000	5,151,409
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2031	5,000	5,063,245
Series 2020 5.00%, 05/01/2038	2,780	3,142,849
5.00%, 05/01/2040	1,750	1,974,629

		171,038,240

Delaware – 0.1%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042	550	562,526
Series 2022 5.00%, 01/01/2027(b)	1,490	1,655,407
5.00%, 01/01/2028(b)	1,405	1,582,127
5.00%, 01/01/2030(b)	825	951,476
5.00%, 01/01/2038(b)	425	485,684
5.00%, 01/01/2041(b)	1,940	2,198,357

	Principal Amount (000)	U.S. $ Value

Delaware State Economic Development Authority Series 2014 5.00%, 09/01/2044 (Pre-refunded/ETM)	$1,125	$1,196,818
5.00%, 09/01/2049 (Pre-refunded/ETM)	1,315	1,398,948
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050	1,125	1,171,765

		11,203,108

District of Columbia – 0.6%
District of Columbia Series 2012 5.00%, 06/01/2042 (Pre-refunded/ETM)	1,420	1,436,129
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	735	753,885
5.00%, 06/01/2046	1,165	1,190,110
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	3,230	3,385,662
5.00%, 07/01/2048	5,350	5,566,663
Series 2017-B 5.00%, 07/01/2037	1,465	1,550,326
District of Columbia (Rocketship DC Obligated Group) Series 2021 5.00%, 06/01/2051(a)	1,000	1,017,460
5.00%, 06/01/2061(a)	1,000	1,008,567
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	182,000	16,721,750
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2048	7,400	7,956,686
Series 2020-A 4.00%, 10/01/2035	1,750	1,781,350
4.00%, 10/01/2039	2,000	2,008,773

		44,377,361

Florida – 6.5%
Alachua County Health Facilities Authority Series 2012-A 8.00%, 10/01/2046 (Pre-refunded/ETM)	435	448,176
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	1,000	1,034,411

	Principal Amount (000)	U.S. $ Value

Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	$26,000	$19,070,412
Bexley Community Development District Series 2016 4.875%, 05/01/2047	985	989,876
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	1,400,841
6.00%, 07/01/2045(a)	1,215	1,215,886
6.00%, 07/01/2050(a)	2,895	2,887,036
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,099,384
5.00%, 10/01/2029	1,650	1,751,809
5.00%, 10/01/2032	1,000	1,048,410
5.00%, 10/01/2033	1,050	1,099,357
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	1,143,445
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	18,150	17,840,550
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(a)	1,615	1,500,693
5.00%, 06/01/2055(a)	2,250	2,032,531
Series 2022 5.50%, 06/01/2057(a)	3,000	2,733,030
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039	1,650	1,638,528
4.00%, 11/01/2040	2,175	2,144,386
4.00%, 11/01/2045	7,500	7,321,916
5.00%, 11/01/2050	8,230	8,614,671
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040	5,610	5,761,800
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.25%, 06/01/2052	2,955	3,000,623
5.375%, 06/01/2057	1,000	1,016,974
5.625%, 06/01/2062	3,465	3,556,648
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037(c)	8,405	9,039,072
5.00%, 08/15/2047(c)	6,125	6,472,207

	Principal Amount (000)	U.S. $ Value

City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	$1,200	$1,233,738
Series 2016 5.00%, 12/01/2055	3,535	3,620,950
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	700	407,353
Zero Coupon, 09/01/2037	700	386,992
Zero Coupon, 09/01/2040	980	467,881
Zero Coupon, 09/01/2041	1,000	450,409
Zero Coupon, 09/01/2045	1,850	660,594
Zero Coupon, 09/01/2049	1,350	388,888
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	12,170	11,978,483
5.00%, 10/01/2038	3,095	3,407,000
5.00%, 10/01/2044	3,000	3,261,312
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2017 5.00%, 10/01/2042	5,000	5,356,057
5.00%, 10/01/2047	2,880	3,066,392
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050	5,000	4,884,251
5.75%, 08/15/2055	3,905	3,754,431
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033(c)	10,000	10,404,060
Series 2015-A 5.00%, 10/01/2031	1,100	1,166,966
Series 2017-B 5.00%, 10/01/2040	9,025	9,510,171
County of Miami-Dade Seaport Department Series 2021-B 4.00%, 10/01/2046	5,000	4,911,198
4.00%, 10/01/2050	15,000	14,573,319
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	1,000	561,271
Zero Coupon, 10/01/2036	860	458,600
Zero Coupon, 10/01/2037	1,390	705,566
Zero Coupon, 10/01/2038	1,185	571,407
Zero Coupon, 10/01/2039	1,610	735,482
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(a)	1,000	991,009
5.00%, 04/01/2051(a)	3,030	2,879,452
Florida Development Finance Corp. Series 2022-A 5.00%, 06/15/2047	2,310	2,391,144

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	$4,000	$3,996,386
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(a)	1,030	1,036,082
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	1,650	1,722,925
5.00%, 06/15/2050	3,500	3,616,839
5.00%, 06/15/2055	3,000	3,083,519
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.25%, 06/01/2050(a)	5,000	5,060,429
5.25%, 06/01/2055(a)	5,500	5,548,776
Series 2021 4.00%, 06/01/2041(a)	830	701,512
Florida Development Finance Corp. (River City Education Obligated Group) Series 2022 5.00%, 07/01/2042	435	450,450
5.00%, 07/01/2042(b)	460	453,159
5.00%, 07/01/2051	395	404,444
5.00%, 07/01/2051(b)	650	625,545
5.00%, 02/01/2057	575	582,239
5.00%, 07/01/2057(b)	680	637,724
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037	1,000	964,738
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2032	265	277,397
5.00%, 03/01/2034	2,395	2,489,447
Series 2019 5.00%, 03/01/2044	1,065	1,098,762
5.00%, 03/01/2049	8,425	8,653,145
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,484,185
Greater Orlando Aviation Authority 5.00%, 10/01/2034(c)	2,000	2,221,104
5.00%, 10/01/2044(c)	13,000	14,132,352
Series 2017-A 5.00%, 10/01/2031(c)	8,700	9,522,605
5.00%, 10/01/2032(c)	3,000	3,273,906
5.00%, 10/01/2034(c)	4,300	4,666,254

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2035(c)	$7,000	$7,583,714
5.00%, 10/01/2036(c)	8,000	8,654,103
Series 2019-A 5.00%, 10/01/2036(c)	5,000	5,529,556
5.00%, 10/01/2049(c)	4,500	4,865,267
5.00%, 10/01/2054(c)	4,000	4,314,476
Series 2022-A 4.00%, 10/01/2052	15,000	14,874,339
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(e) (f)	1,530	575,280
6.25%, 04/01/2049(e) (f)	1,820	684,320
Lakewood Ranch Stewardship District Series 2018 5.30%, 05/01/2039	1,000	1,025,554
5.45%, 05/01/2048	1,525	1,556,834
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	1,350	1,347,868
5.25%, 10/01/2057	3,650	3,586,475
Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	2,700	3,034,369
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	1,395	1,408,603
Martin County Health Facilities Authority (Cleveland Clinic Health System Obligated Group) Series 2019 4.00%, 01/01/2046	4,000	3,981,247
Miami Beach Health Facilities Authority Series 2012 5.00%, 11/15/2029 (Pre-refunded/ETM)	2,885	2,914,338
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	2,000	2,054,347
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034	4,000	4,174,180
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	525	519,000
5.25%, 07/01/2042(a)	770	759,671
5.25%, 07/01/2052(a)	1,715	1,655,996
5.50%, 07/01/2061(a)	1,185	1,146,227

	Principal Amount (000)	U.S. $ Value

Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	$1,600	$1,691,554
5.00%, 10/01/2040	2,000	2,067,118
Series 2015-C 5.00%, 10/01/2035	1,750	1,812,872
5.00%, 10/01/2040	1,000	1,029,052
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	4,070	4,278,574
5.00%, 01/01/2048	17,520	17,990,132
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(b)	5,750	5,270,623
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	998,510
4.00%, 10/01/2051	4,330	4,023,216
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 5.00%, 11/15/2042	1,000	1,077,993
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	2,045	1,965,625
5.00%, 06/01/2055	2,880	2,907,344
Series 2022 4.25%, 06/01/2056	4,825	4,084,957
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	400	428,058
5.00%, 11/01/2039	685	729,855
5.00%, 11/01/2040	650	689,493
5.00%, 11/01/2041	2,330	2,461,071
5.00%, 11/01/2042	500	527,015
5.00%, 11/01/2047	9,935	10,360,277
5.00%, 11/01/2052	15,630	16,228,315
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,955	2,011,283
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	4,000	4,237,909
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	5,342,748
Tampa Florida Hospitals 5.00%, 07/01/2050(c)	18,325	19,655,952

	Principal Amount (000)	U.S. $ Value

Town of Davie FL Series 2013-A 5.625%, 04/01/2043 (Pre-refunded/ETM)	$3,765	$3,866,883
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	24,650	26,290,660
Village Community Development District No. 13 Series 2019 3.00%, 05/01/2029	970	915,298
3.375%, 05/01/2034	1,455	1,334,301
3.55%, 05/01/2039	2,535	2,282,462
3.70%, 05/01/2050	9,680	8,222,521
Series 2020 3.50%, 05/01/2051(a)	4,955	4,018,245
Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	4,000	4,134,611
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2031	1,625	1,712,101

		518,643,364

Georgia – 2.2%
Cedartown Polk County Hospital Authority Series 2016 5.00%, 07/01/2039 (Pre-refunded/ETM)	4,000	4,458,503
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2033	1,820	1,885,310
Series 2021-C 4.00%, 07/01/2040	2,305	2,316,759
Series 2022-B 5.00%, 07/01/2047	12,430	13,648,082
5.00%, 07/01/2052	20,000	21,848,804
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031	2,500	2,722,693
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,170,040
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032(c)	1,205	1,327,871
5.00%, 07/01/2033(c)	2,370	2,597,631
5.00%, 07/01/2035(c)	4,945	5,385,487
5.00%, 07/01/2037(c)	2,335	2,529,184
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034	1,620	1,747,722

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2035	$6,355	$6,839,300
5.00%, 07/01/2036	2,735	2,936,955
George L Smith II Congress Center Authority (Signia Hotel Management LLC) Series 2021 4.00%, 01/01/2054	1,485	1,338,106
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	2,680	2,752,869
5.00%, 08/01/2047	10,000	10,233,297
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	15,500	15,370,333
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	12,175	12,411,964
Series 2018-C 4.00%, 08/01/2048	12,245	12,526,737
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	1,235	1,317,803
5.00%, 01/01/2039	1,215	1,292,759
5.00%, 01/01/2048	2,460	2,571,699
5.00%, 01/01/2049	5,000	5,247,678
5.00%, 01/01/2056	4,655	4,908,350
5.00%, 01/01/2059	2,395	2,483,145
Series 2022 4.50%, 07/01/2063	15,000	15,290,469
5.00%, 07/01/2052	12,000	12,833,700
Private Colleges & Universities Authority (Corp. of Mercer University (The)) Series 2021 4.00%, 10/01/2050	2,700	2,609,882

		175,603,132

Guam – 0.6%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	3,925	4,179,837
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	3,300	3,559,444
Territory of Guam Series 2019 5.00%, 11/15/2031	2,015	2,145,135
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,420,032
5.00%, 12/01/2030	4,160	4,494,510
5.00%, 12/01/2032	3,545	3,809,030

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032	$13,000	$13,764,331
5.00%, 11/15/2033	3,570	3,772,069
5.00%, 11/15/2035	8,935	9,416,291
Series 2021-F
4.00%, 01/01/2036	4,050	3,926,783

		50,487,462

Hawaii – 0.1%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2027(b)	4,500	5,195,924
5.00%, 11/01/2028(b)	2,000	2,340,911

		7,536,835

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	200	200,407

Illinois – 9.8%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	6,635	6,639,529
Series 2015-C 5.25%, 12/01/2035	2,790	2,845,415
5.25%, 12/01/2039	7,525	7,727,668
Series 2015-E 5.125%, 12/01/2032	1,000	1,018,762
Series 2016-A 7.00%, 12/01/2044	1,400	1,539,096
Series 2016-B 6.50%, 12/01/2046	1,900	2,088,611
Series 2017-G 5.00%, 12/01/2034	4,150	4,387,263
Series 2017-H 5.00%, 12/01/2036	900	948,349
5.00%, 12/01/2046	6,095	6,326,428
Series 2018-A 5.00%, 12/01/2026	5,430	5,792,054
5.00%, 12/01/2027	6,300	6,781,265
5.00%, 12/01/2028	5,975	6,471,905
Series 2019-A 5.00%, 12/01/2029	2,950	3,209,573
5.00%, 12/01/2030	4,120	4,456,914
Series 2019-B 5.00%, 12/01/2030	935	1,011,460
5.00%, 12/01/2031	1,030	1,111,117
5.00%, 12/01/2032	635	683,744
5.00%, 12/01/2033	500	536,584
Series 2021-A 5.00%, 12/01/2033	4,510	4,856,413
5.00%, 12/01/2036	1,010	1,074,203
5.00%, 12/01/2038	2,730	2,885,836
5.00%, 12/01/2039	2,000	2,109,202
5.00%, 12/01/2040	1,750	1,843,613
5.00%, 12/01/2041	5,300	5,570,928

	Principal Amount (000)	U.S. $ Value

Series 2021-B 5.00%, 12/01/2036	$1,000	$1,063,568
Series 2022-A 5.00%, 12/01/2043	7,965	8,395,618
Series 2022-B 4.00%, 12/01/2040	6,300	6,090,180
4.00%, 12/01/2041	28,500	27,424,228
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034	1,665	1,733,333
Series 2016-B 5.00%, 01/01/2034(c)	10,000	10,701,846
Series 2016-C 5.00%, 01/01/2035(c)	3,250	3,472,867
5.00%, 01/01/2038(c)	15,250	16,226,285
Series 2017-B 5.00%, 01/01/2035(c)	13,290	14,452,008
5.00%, 01/01/2036(c)	24,000	26,062,493
5.00%, 01/01/2037(c)	29,600	32,069,202
Series 2018-B 5.00%, 01/01/2053	6,000	6,535,133
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	645	687,079
5.00%, 07/01/2038	1,500	1,576,494
5.00%, 07/01/2048	5,000	5,168,690
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(c)	12,340	12,065,946
Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045(c)	5,000	5,463,452
5.00%, 12/01/2055(c)	6,000	6,469,298
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	1,050	704,565
Illinois Finance Authority Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	2,000	2,179,914
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,250	1,111,807
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	2,835	3,021,187
Illinois Finance Authority (Clark-Lindsey Village Obligated Group) Series 2022-A 4.60%, 06/01/2027	400	402,775
5.125%, 06/01/2032	350	355,046
5.25%, 06/01/2037	340	344,329

	Principal Amount (000)	U.S. $ Value

5.375%, 06/01/2042	$985	$999,059
5.50%, 06/01/2057	5,280	5,312,923
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	1,000	952,833
4.00%, 09/01/2037	1,130	1,062,804
4.00%, 09/01/2039	1,150	1,065,596
4.00%, 09/01/2041	1,000	913,103
5.00%, 09/01/2036	1,095	1,141,853
5.00%, 09/01/2038	1,365	1,415,845
5.00%, 09/01/2040	1,035	1,069,134
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,503,627
5.50%, 10/01/2042	1,045	1,086,129
5.50%, 10/01/2047	1,000	1,028,643
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,515	2,857,758
Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017-A 5.00%, 08/01/2042	1,000	1,040,735
5.00%, 08/01/2047	2,000	2,068,368
Series 2017-C 5.00%, 08/01/2046	1,000	1,034,770
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	4,750	4,950,862
Illinois Finance Authority (Washington and Jane Smith Home (The)) Series 2022 4.00%, 10/15/2044	10,890	9,545,136
Illinois State Toll Highway Authority Series 2015-A 5.00%, 01/01/2031	1,500	1,613,860
5.00%, 01/01/2032	1,625	1,743,459
Series 2015-B 5.00%, 01/01/2036	2,850	3,048,826
Series 2016-A 5.00%, 12/01/2032	7,000	7,574,874
Series 2016-B 5.00%, 01/01/2041	3,450	3,689,217
Series 2020-A 5.00%, 01/01/2045	10,000	11,145,005
Series 2021-A 4.00%, 01/01/2046	19,700	19,757,806
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	9,400	3,819,389
Zero Coupon, 12/15/2051	11,385	2,711,832
Series 2015-B 5.00%, 12/15/2045	13,300	13,641,563

	Principal Amount (000)	U.S. $ Value

Series 2017-B Zero Coupon, 12/15/2054	$9,850	$2,011,694
Series 2020 4.00%, 06/15/2050	2,525	2,380,296
5.00%, 06/15/2050	47,895	49,722,798
State of Illinois Series 2010 7.35%, 07/01/2035	11,946	13,504,269
Series 2012 5.00%, 08/01/2025	1,300	1,300,000
Series 2014 5.00%, 05/01/2023	7,185	7,351,649
5.00%, 05/01/2031	7,615	7,817,784
Series 2016 5.00%, 02/01/2024	2,525	2,634,692
5.00%, 02/01/2027	19,125	20,930,469
5.00%, 02/01/2029	5,945	6,416,738
5.00%, 11/01/2032	5,245	5,537,876
5.00%, 11/01/2035	8,000	8,412,258
Series 2017-A 5.00%, 12/01/2025	3,510	3,785,960
5.00%, 12/01/2026	6,000	6,553,969
5.00%, 12/01/2028	2,700	2,955,538
5.00%, 12/01/2034	2,585	2,747,893
Series 2017-C 5.00%, 11/01/2029	29,335	31,882,844
Series 2017-D 5.00%, 11/01/2024	7,395	7,835,391
5.00%, 11/01/2025	31,725	34,175,737
5.00%, 11/01/2026	6,180	6,744,013
5.00%, 11/01/2027	19,790	21,801,745
5.00%, 11/01/2028	8,450	9,245,650
Series 2018-A 5.00%, 10/01/2027	14,590	16,068,113
5.00%, 10/01/2028	1,710	1,892,974
5.00%, 05/01/2029	5,235	5,749,302
5.00%, 10/01/2029	1,030	1,134,082
5.00%, 05/01/2030	2,185	2,385,503
Series 2018-B 5.00%, 10/01/2026	5,000	5,450,911
Series 2019-B 4.00%, 11/01/2033	9,500	9,567,975
4.00%, 11/01/2036	16,375	16,155,634
4.00%, 11/01/2037	16,920	16,571,164
5.00%, 11/01/2030	8,225	9,099,002
Series 2020 5.50%, 05/01/2030	2,750	3,165,249
5.75%, 05/01/2045	2,500	2,804,740
Series 2020-B 5.00%, 10/01/2030	2,000	2,238,471
5.00%, 10/01/2031	2,100	2,327,495
Series 2021-A 5.00%, 03/01/2035	2,700	2,954,861
5.00%, 03/01/2036	3,250	3,543,400
5.00%, 03/01/2037	3,750	4,073,351
5.00%, 03/01/2046	9,000	9,614,037
Series 2022-A 5.25%, 03/01/2037	2,500	2,781,158
5.50%, 03/01/2042	12,610	14,285,111
5.50%, 03/01/2047	4,500	5,047,862

	Principal Amount (000)	U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	$3,376	$3,222,115
Series 2016-B 7.00%, 03/01/2033	1,554	1,530,000
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	482	485,671
5.00%, 03/01/2036	2,957	2,959,710
Series 2015-B 6.00%, 03/01/2036	857	870,628

		785,216,066

Indiana – 1.4%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2040 (Pre-refunded/ETM)	2,400	2,469,222
5.00%, 07/01/2044 (Pre-refunded/ETM)	6,070	6,245,073
5.00%, 07/01/2048 (Pre-refunded/ETM)	2,500	2,572,106
Series 2022 5.00%, 09/01/2029	1,755	1,854,660
5.00%, 09/01/2030	1,845	1,947,152
5.00%, 09/01/2031	1,935	2,036,881
5.00%, 09/01/2032	2,035	2,133,927
5.25%, 09/01/2044	10,000	10,173,016
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	4,057,079
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	32,495	26,564,513
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,450,136
4.00%, 04/01/2039	1,630	1,491,739
4.00%, 04/01/2041	2,305	2,070,662
4.00%, 04/01/2042	2,400	2,138,123
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2024(b)	905	902,130
4.00%, 11/15/2025(b)	985	975,991
4.00%, 11/15/2028(b)	1,000	957,418
4.00%, 11/15/2029(b)	1,000	943,274
4.00%, 11/15/2037(b)	1,800	1,564,675
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund) Series 2021-B 4.00%, 02/01/2039	7,000	7,262,625
4.00%, 02/01/2040	3,000	3,104,690

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	$1,000	$1,031,380
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	11,725	11,091,201
Series 2020-A 3.00%, 11/01/2030	7,290	6,895,936
Series 2021-B 2.50%, 11/01/2030	5,065	4,613,142
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	2,010	2,004,119

		109,550,870

Iowa – 1.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	47,900	50,793,510
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	8,405	8,339,966
5.00%, 05/15/2048	6,000	5,871,874
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	5,560	5,366,247
4.00%, 12/01/2041	7,810	7,074,067
4.00%, 12/01/2046	5,225	4,560,558
4.00%, 12/01/2051	9,340	7,974,139
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	7,234,863
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	4,000	3,809,859

		101,025,083

Kansas – 0.3%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 2.39%, 05/01/2036	8,000	6,433,854
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	1,765	1,777,509
5.00%, 03/01/2037	2,070	2,081,563
5.00%, 03/01/2039	2,325	2,327,998
5.00%, 03/01/2044	1,000	984,580
5.00%, 03/01/2049	5,875	5,765,433

	Principal Amount (000)	U.S. $ Value

Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	$1,575	$1,515,980

		20,886,917

Kentucky – 1.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2035	930	932,452
City of Henderson KY (Pratt Paper LLC) Series 2022 4.45%, 01/01/2042(a)	9,000	9,068,611
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	8,500	7,325,805
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034(c)	1,500	1,601,476
5.00%, 08/15/2035(c)	3,085	3,280,990
5.00%, 08/15/2037(c)	1,550	1,643,330
5.00%, 08/15/2041(c)	6,905	7,260,710
5.00%, 08/15/2046(c)	2,740	2,861,159
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	1,000	1,005,961
4.00%, 08/01/2039	1,135	1,139,402
5.00%, 08/01/2044(c)	6,105	6,490,286
5.00%, 08/01/2049(c)	7,660	8,100,024
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,580,995
5.50%, 11/15/2045	1,000	938,794
Series 2016-A 5.00%, 05/15/2046	1,100	1,011,026
5.00%, 05/15/2051	2,000	1,810,763
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	21,590	22,053,023
Series 2017-A 5.00%, 06/01/2031	2,000	2,144,603
5.00%, 06/01/2032	3,500	3,726,398

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2037	$4,325	$4,555,967
5.00%, 06/01/2041	4,300	4,444,153
5.00%, 06/01/2045	7,250	7,452,290
5.25%, 06/01/2041	6,750	7,049,311
Series 2017-B 5.00%, 06/01/2040	5,000	5,174,895
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,220,912
5.75%, 11/15/2045	3,350	3,245,303
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(c)	10,000	10,151,928
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	8,205	8,807,891
Series 2020 5.00%, 10/01/2047	1,965	2,206,396
Series 2020-A 5.00%, 10/01/2038	965	1,041,893

		140,326,747

Louisiana – 1.2%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,000	1,112,767
5.00%, 12/01/2036	2,400	2,661,902
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp.) Series 2022 4.475%, 08/01/2039	10,000	9,994,818
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,132,857
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034(c)	8,985	9,622,096
5.00%, 10/01/2036(c)	8,460	9,023,221
5.00%, 10/01/2037(c)	5,000	5,319,930
5.00%, 10/01/2044(c)	5,155	5,403,248
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	11,075
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(f) (g)	2,750	27
Series 2014-A 7.50%, 07/01/2023(f) (g)	1,250	13

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	$10,270	$10,784,568
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	1,500	1,561,511
5.00%, 07/01/2047	6,515	6,746,937
5.00%, 07/01/2052	7,300	7,540,238
5.00%, 07/01/2057	2,250	2,319,014
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	1,000	1,044,253
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	3,990	4,503,203
6.35%, 10/01/2040(a)	3,385	3,820,386
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	4,855	4,836,831
2.10%, 06/01/2037	2,465	2,438,929
2.20%, 06/01/2037	3,700	3,521,524
Port New Orleans Board of Commissioners Series 2013-B 5.00%, 04/01/2029 (Pre-refunded/ETM)	540	550,763
5.00%, 04/01/2031 (Pre-refunded/ETM)	1,000	1,019,931

		95,970,042

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	4,630	4,743,527
Series 2018-R2 4.375%, 08/01/2035(a)	1,700	1,709,722
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2043	3,370	3,564,335
5.00%, 07/01/2048	6,250	6,573,973

		16,591,557

Maryland – 2.3%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	1,000	1,029,754

	Principal Amount (000)	U.S. $ Value

City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)	$1,750	$1,502,839
Series 2019-B 3.875%, 06/01/2046(a)	300	261,131
County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050(a)	2,615	2,435,798
Maryland Economic Development Corp. Series 2020 4.00%, 09/01/2040	2,250	2,092,746
4.00%, 09/01/2050	2,500	2,196,738
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2036	3,200	3,532,467
5.00%, 06/30/2037	2,400	2,642,396
5.00%, 12/31/2037	2,605	2,868,101
5.00%, 06/30/2038	2,920	3,199,002
5.00%, 12/31/2038	1,015	1,111,982
5.25%, 06/30/2047	26,800	29,394,240
5.25%, 06/30/2052	10,000	10,896,139
5.25%, 06/30/2055	21,720	23,611,158
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,390,412
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	2,520	2,565,116
4.00%, 07/01/2037	2,575	2,608,275
4.00%, 07/01/2038	1,555	1,568,435
4.00%, 07/01/2039	1,585	1,595,012
4.00%, 07/01/2040	1,645	1,651,473
5.00%, 07/01/2046	22,040	23,551,175
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 4.00%, 04/15/2036(c)	3,140	3,192,023
4.00%, 04/15/2037(c)	3,270	3,306,862
4.00%, 04/15/2038(c)	3,405	3,429,159
4.00%, 04/15/2039(c)	3,535	3,552,071
4.00%, 04/15/2040(c)	3,180	3,187,966
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	29,840	34,906,659

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2024(b)	$2,500	$2,661,026
5.00%, 12/01/2026(b)	3,500	3,908,385
5.00%, 12/01/2027(b)	2,500	2,848,766
5.00%, 12/01/2029(b)	2,375	2,789,887

		187,487,193

Massachusetts – 0.4%
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	2,220	2,304,949
Series 2017-A 5.00%, 01/01/2040	670	707,603
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	1,760	1,827,612
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	249,993
4.00%, 07/01/2028	325	323,131
4.00%, 07/01/2029	340	335,344
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,683,816
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,360	1,464,610
5.00%, 10/01/2035	1,000	1,074,854
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031	1,350	1,441,181
5.00%, 07/01/2041	2,500	2,612,310
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	3,661,704
5.00%, 06/01/2026	420	456,533
5.00%, 06/01/2027	445	491,262
5.00%, 06/01/2028	1,850	2,063,654
Series 2021-B 4.00%, 06/01/2035	2,300	2,315,083
4.00%, 06/01/2050	1,700	1,598,417
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	1,480	1,554,738
5.00%, 07/01/2046	2,500	2,617,246
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2013-G 5.00%, 07/01/2037	2,550	2,586,127
AGM Series 2019-A 5.00%, 07/01/2036	1,000	1,093,516
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	2,260	2,460,678

		35,924,361

	Principal Amount (000)	U.S. $ Value

Michigan – 1.7%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	$10,000	$8,129,735
Series 2018 5.00%, 04/01/2033	1,000	1,063,710
5.00%, 04/01/2034	1,250	1,322,335
5.00%, 04/01/2038	2,135	2,239,730
Series 2020 5.50%, 04/01/2045	1,690	1,832,372
5.50%, 04/01/2050	2,170	2,340,851
Series 2021-A 5.00%, 04/01/2038	1,100	1,163,150
5.00%, 04/01/2046	2,030	2,107,804
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	1,055	1,086,294
5.00%, 11/01/2037	600	613,560
Great Lakes Water Authority Water Supply System Revenue Series 2016-A 5.00%, 07/01/2046	1,025	1,098,934
Series 2016-D 5.00%, 07/01/2036	25,210	27,265,301
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	1,100	1,093,103
Series 2020 5.00%, 05/15/2055	6,860	6,409,982
Kalamazoo Hospital Finance Authority 4.00%, 05/15/2031(c)	1,500	1,549,807
4.00%, 05/15/2032(c)	3,350	3,441,133
4.00%, 05/15/2033(c)	4,750	4,858,732
4.00%, 05/15/2036(c)	10,500	10,639,076
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,120,666
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	2,120	1,972,741
4.00%, 12/01/2051	2,165	1,974,741
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029	1,100	1,158,872
5.00%, 07/01/2034	1,000	1,042,783
Series 2015-D1 5.00%, 07/01/2034	2,000	2,130,903
Series 2015-D2 5.00%, 07/01/2034	3,400	3,622,536

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	$3,850	$4,153,710
Series 2019-A 5.00%, 11/15/2048	6,635	6,994,696
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 4.00%, 06/01/2049	5,000	4,731,836
Series 2020-B Zero Coupon, 06/01/2065	27,415	3,003,686
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031	1,450	1,495,005
5.00%, 07/01/2032	3,000	3,089,484
5.00%, 07/01/2033	3,500	3,599,620
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	8,704,909
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	116,850	5,341,856
Wayne State University Series 2018-A 5.00%, 11/15/2043	4,000	4,352,648

		137,746,301

Minnesota – 0.1%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2054	1,000	1,006,833
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2043	2,500	2,630,861
5.00%, 02/15/2048	425	444,919
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	1,390	1,408,384
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	2,025,018

		7,516,015

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.4%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	$2,500	$2,225,869
5.00%, 10/01/2024(a)	880	917,639
5.00%, 10/01/2026(a)	1,700	1,823,332
5.00%, 10/01/2027(a)	900	976,773
5.00%, 10/01/2028(a)	1,900	2,074,709
5.00%, 10/01/2033(a)	2,270	2,456,349
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,721,308
5.00%, 09/01/2041	12,130	12,584,829
5.00%, 09/01/2046	6,135	6,314,552
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	720	735,801
5.00%, 01/01/2035	1,230	1,342,319

		33,173,480

Missouri – 1.2%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	2,925	3,080,533
Series 2021 4.00%, 03/01/2041	1,170	1,096,307
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	1,021,527
Series 2019 4.00%, 02/01/2042	18,770	17,652,547
4.00%, 02/01/2048	21,850	19,875,075
5.00%, 02/01/2042	620	654,685
5.00%, 02/01/2048	2,600	2,715,225
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	3,065	2,729,523
Series 2021 2.00%, 11/15/2046	2,319	111,521
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	1,601	1,460,066
Series 2021-C 7.50%, 11/15/2046	1,279	1,073,282

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 5.00%, 11/15/2046	$5,196	$4,288,293
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014-A 5.25%, 08/15/2039	2,330	2,339,306
Series 2016-A 5.00%, 08/15/2036	1,300	1,311,784
5.00%, 08/15/2046	1,760	1,750,217
5.00%, 08/15/2051	1,000	986,406
Series 2018 5.00%, 08/15/2042	6,940	6,950,600
Series 2021-A 5.00%, 08/15/2056	10,000	9,697,699
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2031	3,240	3,444,810
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	7,560	7,356,436
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	2,036,059
5.125%, 12/01/2045	4,500	4,556,648

		96,188,549

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,152,928

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2032	2,150	2,155,716
5.00%, 09/01/2042	825	827,193
Series 2017-A 5.00%, 09/01/2034	1,510	1,680,539
5.00%, 09/01/2036	8,035	8,983,370
5.00%, 09/01/2037	10,410	11,644,083

		25,290,901

Nevada – 0.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037	1,160	1,230,390
5.00%, 09/01/2047	2,775	2,902,158
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	22,000	2,987,840

	Principal Amount (000)	U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$3,540	$3,248,401
Clark County School District Series 2017-C 5.00%, 06/15/2033(c)	5,775	6,488,096
5.00%, 06/15/2034(c)	5,000	5,593,413
5.00%, 06/15/2035(c)	2,635	2,943,529
5.00%, 06/15/2036	3,700	3,741,882
AGM Series 2019-B 3.00%, 06/15/2037	5,185	4,797,444
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	1,882,162
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,890	1,788,860
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040	2,250	2,345,236
5.00%, 07/01/2045	2,800	2,886,239
5.00%, 07/01/2051	3,000	3,071,720

		45,907,370

New Hampshire – 1.1%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	21,085	21,199,666
Series 2022-2 0.334%, 09/20/2036	25,000	630,812
4.375%, 09/20/2036	41,457	41,093,620
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,960	1,704,511
Series 2020-B 3.75%, 07/01/2045(a)	3,525	3,118,432
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	15,080	17,821,025

		85,568,066

New Jersey – 6.2%
New Jersey Economic Development Authority Series 2013 5.00%, 03/01/2030 (Pre-refunded/ETM)	3,455	3,524,699
Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	5,000	5,308,949

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2033	$2,870	$3,085,780
5.00%, 06/15/2042	4,650	4,911,210
Series 2018-A 5.00%, 06/15/2042	4,385	4,654,217
5.00%, 06/15/2047	1,500	1,583,146
Series 2021-Q 4.00%, 06/15/2038	1,050	1,054,946
4.00%, 06/15/2039	1,000	1,001,688
4.00%, 06/15/2040	1,000	996,862
4.00%, 06/15/2041	1,750	1,733,961
4.00%, 06/15/2046	1,500	1,471,035
4.00%, 06/15/2050	2,000	1,941,589
New Jersey Economic Development Authority (New Jersey Transit Corp.) Series 2020 4.00%, 11/01/2044	3,450	3,408,145
5.00%, 11/01/2033	3,770	4,171,834
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,450	3,629,066
5.00%, 10/01/2047	7,210	7,481,614
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2030	2,990	3,361,579
5.00%, 06/15/2035	2,750	3,022,650
5.00%, 06/15/2037	2,000	2,174,715
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,519,984
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,753,890
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	735,723
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	8,270	8,363,018
Series 2014-B 5.625%, 11/15/2030	1,475	1,523,401
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 4.00%, 07/01/2050	1,805	1,705,355
5.00%, 07/01/2045	4,460	4,765,496

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	$1,300	$1,403,471
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,070,124
5.00%, 07/01/2042	7,645	8,101,533
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,142,150
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	2,040	2,118,431
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024	3,130	3,299,907
5.00%, 06/15/2027	1,000	1,097,761
5.00%, 06/15/2028	21,660	23,625,784
5.00%, 06/15/2029	13,435	14,593,685
5.00%, 06/15/2030	6,000	6,497,344
Series 2018-A 5.00%, 06/15/2029	1,910	2,074,726
5.00%, 06/15/2030	24,975	27,045,195
5.00%, 06/15/2031	12,000	12,957,689
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2038	1,000	1,032,137
Series 2015-A 5.00%, 06/15/2045	8,450	8,727,086
Series 2018-A 5.00%, 12/15/2030	2,000	2,218,486
5.00%, 12/15/2032	1,000	1,098,511
5.00%, 12/15/2033	29,040	31,790,161
5.00%, 12/15/2034	7,135	7,777,090
5.00%, 12/15/2035	5,230	5,680,660
5.00%, 12/15/2036	10,000	10,814,577
Series 2019 5.00%, 06/15/2034	1,000	1,091,099
5.00%, 06/15/2038	2,670	2,877,610
5.00%, 12/15/2039	2,500	2,699,630
5.00%, 06/15/2046	2,325	2,475,304
Series 2019-B 4.00%, 06/15/2036	1,945	1,978,318
4.00%, 06/15/2037	770	780,879
5.00%, 06/15/2032	3,480	3,829,311
Series 2022-A 5.00%, 06/15/2030	7,500	8,492,642
5.00%, 06/15/2032	7,500	8,516,766
5.00%, 06/15/2033	10,250	11,564,980

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2015-E 5.00%, 01/01/2033	$8,400	$8,929,033
5.00%, 01/01/2045	7,000	7,334,825
Series 2016-A 5.00%, 01/01/2033	6,500	7,032,449
Series 2017-A 5.00%, 01/01/2033	5,000	5,485,882
5.00%, 01/01/2034	10,000	10,921,131
Series 2017-B 5.00%, 01/01/2032	8,540	9,598,828
5.00%, 01/01/2033	5,000	5,588,355
Series 2019-A 5.00%, 01/01/2048(c)	11,320	12,460,912
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2031	1,425	1,553,007
Series 2018-B 5.00%, 06/01/2046	120,615	122,988,486

		495,250,507

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	480	467,727
5.00%, 05/15/2044	500	475,752
5.00%, 05/15/2049	1,200	1,119,493
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	1,060	1,062,318
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	780	774,688
5.00%, 07/01/2049	14,135	13,510,506
Winrock Town Center Tax Increment Development District No. 1 Series 2022 4.25%, 05/01/2040(a)	2,750	2,442,687

		19,853,171

New York – 10.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	34,020	35,304,150
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(a)	355	341,731
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2034	2,240	2,278,720

	Principal Amount (000)	U.S. $ Value

City of New York NY Series 2018-E 5.00%, 03/01/2037(c)	$15,000	$16,388,956
5.00%, 03/01/2038(c)	20,000	21,789,222
Series 2020-A 5.00%, 08/01/2030(c)	37,000	43,277,333
5.00%, 08/01/2031(c)	40,000	46,395,374
5.00%, 08/01/2032(c)	5,750	6,627,287
5.00%, 08/01/2033(c)	3,000	3,418,778
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(a)	7,500	7,691,822
5.00%, 07/01/2051(a)	13,000	13,263,351
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2046	13,520	13,940,141
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2030	2,540	2,560,384
Series 2013-D 5.00%, 11/15/2043	2,000	2,033,223
Series 2013-E 5.00%, 11/15/2032	4,425	4,519,783
Series 2015-B 5.00%, 11/15/2032	3,715	3,882,380
Series 2015-C 5.00%, 11/15/2027	1,110	1,183,232
5.25%, 11/15/2030	4,000	4,258,895
Series 2015-D 5.00%, 11/15/2031	1,350	1,424,031
5.00%, 11/15/2032	5,135	5,400,208
5.00%, 11/15/2034	5,430	5,684,573
Series 2016-A 5.00%, 11/15/2026	2,150	2,340,422
5.00%, 11/15/2032	3,440	3,629,429
Series 2016-C 4.00%, 11/15/2026	1,705	1,776,352
Series 2016-D 5.00%, 11/15/2027	5,695	6,219,373
5.00%, 11/15/2029	1,750	1,882,190
Series 2017-A 5.00%, 11/15/2026	1,525	1,660,067
Series 2017-B 5.00%, 11/15/2027	1,185	1,304,606
Series 2017-C 5.00%, 11/15/2025	1,450	1,554,235
5.00%, 11/15/2026	2,340	2,547,250
5.00%, 11/15/2028	12,930	14,198,684
5.00%, 11/15/2029	16,435	17,964,995
5.00%, 11/15/2033	2,020	2,172,273
5.00%, 11/15/2034	6,810	7,310,984
Series 2017-D 4.00%, 11/15/2042	1,000	978,017
Series 2018-B 5.00%, 11/15/2028	1,340	1,479,416
Series 2019-A 5.00%, 11/15/2048	3,075	3,233,444

	Principal Amount (000)	U.S. $ Value

Series 2019-C 5.00%, 11/15/2038	$380	$403,581
Series 2020-A 4.00%, 11/15/2051	1,625	1,557,746
5.00%, 11/15/2045	4,740	5,326,496
5.00%, 11/15/2047	2,630	2,766,731
5.00%, 11/15/2049	2,000	2,101,092
Series 2020-C 4.75%, 11/15/2045	18,110	18,754,323
5.00%, 11/15/2050	8,750	9,187,120
5.25%, 11/15/2055	2,000	2,125,818
Series 2020-D 4.00%, 11/15/2047	9,495	9,142,549
4.00%, 11/15/2049	6,425	6,174,771
5.00%, 11/15/2043	5,000	5,300,175
Series 2020-E 4.00%, 11/15/2045	3,000	2,906,921
5.00%, 11/15/2029	1,800	2,002,924
5.00%, 11/15/2030	2,345	2,626,929
5.00%, 11/15/2032	1,250	1,371,409
5.00%, 11/15/2033	1,500	1,637,171
Series 2021-A 4.00%, 11/15/2042	2,000	1,956,034
4.00%, 11/15/2043	2,000	1,947,309
4.00%, 11/15/2044	2,500	2,425,403
4.00%, 11/15/2046	3,840	3,703,955
4.00%, 11/15/2047	10,000	9,635,015
4.00%, 11/15/2048	1,285	1,236,340
4.00%, 11/15/2050	8,000	7,677,367
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,799,784
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)	1,080	1,094,743
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	525	370,196
9.00%, 01/01/2041(a)	270	240,128
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	3,645	3,045,967
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2022-F 3.75%, 02/01/2033	13,000	12,701,584
3.85%, 02/01/2034	3,955	3,880,134
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	30,000	4,259,637
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	5,765	6,733,425

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.80%, 09/15/2069	$2,620	$2,419,417
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)	1,200	1,285,099
5.00%, 12/01/2031(a)	1,000	1,066,131
5.00%, 12/01/2034(a)	2,000	2,107,358
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(c)	13,000	10,957,002
2.252%, 03/15/2032(c)	13,000	11,375,831
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	14,965	15,307,285
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	3,800	4,071,243
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 4.125%, 03/15/2056	10,000	10,021,728
5.00%, 03/15/2055	20,000	22,468,106
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	17,365	18,254,178
5.00%, 01/01/2028	15,300	16,164,098
5.00%, 01/01/2029	18,660	19,699,776
Series 2020 4.00%, 10/01/2030	23,150	23,280,633
4.375%, 10/01/2045	50,345	49,300,744
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053	2,670	2,364,311
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	10,000	10,767,098
5.00%, 12/01/2039	2,500	2,686,486
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	15,840	16,354,623
5.00%, 07/01/2046	17,215	17,736,539
5.25%, 01/01/2050	13,885	14,348,055
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	6,045	6,044,579

	Principal Amount (000)	U.S. $ Value

Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	$1,035	$914,302
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2033	5,000	5,129,567
Series 2021 3.175%, 07/15/2060	10,000	7,755,015
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(c)	10,000	11,575,408
Series 2020-A 5.00%, 11/15/2054	3,000	3,276,401
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036(c)	4,000	3,351,792
2.917%, 05/15/2040(c)	10,000	8,077,211
Series 2022-C 5.00%, 05/15/2047(c)	10,000	11,336,392
5.25%, 05/15/2052(c)	10,000	11,494,355
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2041	1,560	1,633,303
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	728,828
5.25%, 09/15/2042	365	304,840
5.25%, 09/15/2047	625	502,687
5.25%, 09/15/2053	1,340	1,049,826
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	3,840	3,866,432
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 3.125%, 07/01/2025(a)	6,790	6,609,979
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	4,230	4,309,461
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(a)	1,185	1,106,403

		813,110,610

North Carolina – 0.5%
County of New Hanover NC Series 2017 5.00%, 10/01/2042 (Pre-refunded/ETM)	4,750	5,452,224
5.00%, 10/01/2047 (Pre-refunded/ETM)	1,080	1,239,664

	Principal Amount (000)	U.S. $ Value

Fayetteville State University Series 2023 5.00%, 04/01/2027(a) (b)	$415	$448,283
5.00%, 04/01/2028(a) (b)	455	495,622
5.00%, 04/01/2029(a) (b)	500	547,951
5.00%, 04/01/2030(a) (b)	545	600,391
5.00%, 04/01/2031(a) (b)	600	662,337
5.00%, 04/01/2034(a) (b)	770	848,825
5.00%, 04/01/2036(a) (b)	900	986,025
5.00%, 04/01/2037(a) (b)	970	1,059,241
5.00%, 04/01/2040(a) (b)	1,205	1,305,047
5.00%, 04/01/2042(a) (b)	1,380	1,487,470
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.50%, 07/01/2047	2,880	3,275,124
5.50%, 07/01/2052	5,000	5,657,625
North Carolina Medical Care Commission Series 2015-A 5.00%, 09/01/2037 (Pre-refunded/ETM)	1,735	1,847,595
Series 2017 5.00%, 09/01/2046 (Pre-refunded/ETM)	1,000	1,066,052
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	5,009,880
5.00%, 07/01/2045	1,000	1,002,642
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,276,515
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	1,002,854
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,276,982

		41,548,349

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2038	1,300	1,281,256
4.00%, 12/01/2040	1,875	1,838,772
4.00%, 12/01/2041	1,865	1,814,867
5.00%, 12/01/2034	2,295	2,531,761
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	5,195	3,206,213
7.00%, 12/15/2043(a)	5,390	3,214,770

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2048	$5,000	$5,150,906
5.00%, 06/01/2053	5,230	5,368,391

		24,406,936

Ohio – 4.1%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	4,500	3,781,364
4.00%, 11/15/2036	1,000	1,009,758
4.00%, 11/15/2037	800	805,641
4.00%, 11/15/2038	750	753,552
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2041	6,000	6,422,472
5.00%, 02/15/2046	4,000	4,253,940
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	10,000	9,640,218
Series 2020-B 5.00%, 06/01/2055	176,110	175,844,866
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	4,020,491
5.00%, 12/01/2047	3,735	3,930,126
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	10,390	10,430,346
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	6,490	6,694,089
5.00%, 02/15/2052	5,680	5,802,713
5.25%, 02/15/2047	12,860	13,399,383
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,855	3,446,826
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	18,425	19,558,169
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	489,229
5.50%, 05/01/2050	1,000	976,277
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	2,192,237
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(a) (e) (f)	2,000	752,000
Series 2018-A 6.25%, 04/01/2049(a) (e) (f)	10,105	3,799,480

	Principal Amount (000)	U.S. $ Value

County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	$6,000	$6,374,112
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	1,780	1,733,903
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2052	6,000	5,641,012
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 5.00%, 07/01/2038	2,520	2,760,675
5.00%, 07/01/2039	2,635	2,880,163
5.00%, 07/01/2042	4,535	4,923,040
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	3,480	3,260,247
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057	6,500	5,472,677
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,760,424
4.00%, 01/01/2043	2,000	1,815,004
4.00%, 01/01/2046	2,000	1,776,387
4.00%, 01/01/2051	8,500	7,275,917

		324,676,738

Oklahoma – 0.7%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,758,836
5.00%, 08/01/2049	7,980	8,050,766
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.25%, 08/15/2043	19,045	18,436,657
5.50%, 08/15/2052	5,615	5,495,265
5.50%, 08/15/2057	19,170	18,344,589

		58,086,113

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020 2.75%, 11/15/2025	1,000	985,428
Series 2020-A 5.125%, 11/15/2040	750	758,067
5.375%, 11/15/2055	1,300	1,307,122

	Principal Amount (000)	U.S. $ Value

Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045	$4,500	$4,896,251
5.00%, 08/15/2050	5,500	5,932,351
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,884,510
Tri-County Metropolitan Transportation District of Oregon Series 2021-A 4.00%, 09/01/2040	3,000	3,120,206
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	1,300	1,226,538

		20,110,473

Pennsylvania – 6.0%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	10,135	10,908,412
5.00%, 04/01/2035	12,500	13,392,044
5.00%, 04/01/2036	10,900	11,658,720
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	2,270	2,330,543
Series 2022 5.25%, 05/01/2042(a)	11,545	12,160,113
Bensalem Township School District Series 2013 5.00%, 06/01/2029 (Pre-refunded/ETM)	8,570	8,957,048
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048	1,000	1,023,146
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	5,020	3,882,351
5.00%, 11/01/2050	9,270	7,179,248
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	4,050	3,026,565
Series 2020-B 5.00%, 02/01/2040	7,000	6,666,509
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	4,009,113
5.00%, 07/01/2031	1,150	1,256,083
5.00%, 07/01/2054	5,000	4,954,017

	Principal Amount (000)	U.S. $ Value

Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	$1,350	$1,399,560
6.00%, 10/01/2048	9,000	9,359,523
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)	988	996,300
City of Philadelphia PA Series 2017 5.00%, 08/01/2029	6,000	6,730,196
5.00%, 08/01/2031	6,110	6,760,437
Series 2019-B 5.00%, 02/01/2035	2,400	2,718,898
5.00%, 02/01/2036	3,300	3,699,810
5.00%, 02/01/2037	2,900	3,232,835
5.00%, 02/01/2038	2,700	2,995,060
AGM Series 2017-A 5.00%, 08/01/2033	3,000	3,306,552
5.00%, 08/01/2034	10,000	10,945,806
City of Philadelphia PA Water & Wastewater Revenue 2.189%, 07/01/2032(c)	3,725	3,206,462
2.289%, 07/01/2033(c)	3,060	2,598,422
Series 2017-A 5.00%, 10/01/2035	3,805	4,223,529
5.00%, 10/01/2036	1,300	1,440,820
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2038	1,120	1,241,558
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	10,055,756
Series 2019 5.00%, 07/01/2044	6,885	7,409,640
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,227,013
6.00%, 06/01/2051	2,200	2,292,371
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,826,794
Geisinger Authority (Geisinger Health System Obligated Group) Series 2017 4.00%, 02/15/2047	20,385	20,152,715
Series 2020 4.00%, 04/01/2050	9,060	8,920,841
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(c)	10,000	10,706,412

	Principal Amount (000)	U.S. $ Value

Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	$2,000	$1,983,753
5.00%, 03/01/2050	500	482,576
Series 2022 5.00%, 03/01/2029	2,170	2,238,609
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	1,500	1,555,969
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	3,600	3,926,276
Series 2019 4.00%, 09/01/2049	5,900	5,823,848
5.00%, 09/01/2051	2,300	2,466,166
Series 2022 5.00%, 05/01/2057(c)	16,395	17,723,025
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2043	500	482,578
5.00%, 11/15/2045	1,560	1,673,564
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.00%, 01/01/2030	1,040	1,056,246
5.25%, 01/01/2040	4,740	4,802,952
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	2,500	2,395,272
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	5,135	5,015,947
6.00%, 07/01/2045	2,600	2,505,906
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,925	3,023,661
Series 2016-B 5.25%, 03/01/2031	1,140	1,208,769
5.25%, 03/01/2037	1,170	1,225,466
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	2,330	1,935,115

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	$31,570	$31,800,549
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2041	1,620	1,623,950
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	2,957,914
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2023	750	753,431
4.00%, 01/01/2027	1,530	1,594,108
4.00%, 01/01/2029	450	468,626
4.00%, 01/01/2030	400	415,672
4.00%, 01/01/2032	800	823,773
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A 4.00%, 04/15/2036(c)	2,755	2,800,645
4.00%, 04/15/2037(c)	3,400	3,438,328
4.00%, 04/15/2038(c)	5,000	5,035,476
4.00%, 04/15/2039(c)	5,000	5,024,146
Series 2020-A1 4.00%, 04/15/2040(c)	8,375	8,395,979
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,060,304
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2037	4,000	4,220,534
Series 2017-B 5.00%, 06/01/2035	7,850	8,502,537
5.00%, 06/01/2036	5,000	5,401,131
Series 2018-A 5.00%, 12/01/2043	10,000	10,899,135
Series 2019-A 5.00%, 12/01/2038	5,435	5,979,318
5.00%, 12/01/2044	3,745	4,060,271
Series 2021-A 4.00%, 12/01/2042	4,000	4,033,770
Series 2021-B 4.00%, 12/01/2043	1,725	1,732,590

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035	$1,000	$1,118,914
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2040	600	624,409
5.00%, 08/01/2050	1,425	1,460,574
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	5,124,823
5.00%, 08/01/2054	3,560	3,628,585
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(a)	1,700	1,692,728
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	5,000	5,317,446
School District of Philadelphia (The) Series 2015-A 5.00%, 09/01/2034	1,615	1,753,889
5.00%, 09/01/2035	1,000	1,084,752
Series 2016-F 5.00%, 09/01/2033	3,000	3,222,424
5.00%, 09/01/2036	1,000	1,066,621
Series 2018-A 5.00%, 09/01/2034	1,000	1,097,934
5.00%, 09/01/2036	1,000	1,092,236
5.00%, 09/01/2037	1,000	1,088,977
5.00%, 09/01/2038	1,000	1,084,806
Series 2018-B 5.00%, 09/01/2043	3,000	3,232,863
Series 2019-A 4.00%, 09/01/2037	2,230	2,310,151
4.00%, 09/01/2038	1,700	1,756,481
4.00%, 09/01/2039	1,600	1,648,914
5.00%, 09/01/2044(c)	17,900	19,339,033
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)	6,765	4,599,995
5.00%, 01/01/2057(a)	5,345	3,517,023
Series 2016-B 6.08%, 01/01/2026(a)	610	585,196
Series 2016-C Zero Coupon, 01/01/2036(a)	2,945	996,971
Series 2016-D Zero Coupon, 01/01/2057(h)	58,055	3,483,300
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	220	248,068
5.00%, 12/01/2029	1,365	1,517,516
5.00%, 12/01/2030	7,160	7,938,160

	Principal Amount (000)	U.S. $ Value

Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	$2,685	$2,906,109
5.00%, 08/01/2043	5,750	6,135,788

		482,073,793

Puerto Rico – 4.1%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	8,370	1,420,258
Series 2008-A Zero Coupon, 05/15/2057	261,400	17,128,183
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	707	657,212
Zero Coupon, 07/01/2033	6,410	3,810,110
4.00%, 07/01/2033	16,025	15,339,859
4.00%, 07/01/2035	4,200	3,964,155
4.00%, 07/01/2037	1,631	1,522,370
4.00%, 07/01/2041	2,217	2,034,196
4.00%, 07/01/2046	2,306	2,075,122
5.25%, 07/01/2023	1,180	1,203,815
5.375%, 07/01/2025	7,870	8,241,667
5.625%, 07/01/2027	8,953	9,699,180
5.625%, 07/01/2029	3,905	4,314,313
5.75%, 07/01/2031	3,784	4,245,935
Series 2022-A 0.00%, 11/01/2051	6,385	3,136,631
Series 2022-C 0.00%, 11/01/2043	68,677	36,656,408
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	7,727	6,838,122
PR Custodial Trust Series 2022 5.50%, 07/01/2029	409	426,799
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	3,590	3,719,811
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(e) (f)	7,315	5,980,012
5.00%, 07/01/2037(e) (f)	14,970	12,237,975
Series 2008-W 5.25%, 07/01/2033(e) (f)	1,000	817,500
5.50%, 07/01/2038(e) (f)	10,490	8,614,912
Series 2010-A 5.25%, 07/01/2029(e) (f)	2,950	2,411,625
5.25%, 07/01/2030(e) (f)	1,040	850,200
Series 2010-C 5.00%, 07/01/2024(e) (f)	1,735	1,418,363
Series 2010-DDD 5.00%, 07/01/2021(e) (i)	1,050	858,375

	Principal Amount (000)	U.S. $ Value

Series 2010-X 5.25%, 07/01/2040(e) (f)	$12,605	$10,304,587
5.75%, 07/01/2036(e) (f)	7,375	6,084,375
Series 2010-ZZ 5.25%, 07/01/2024(e) (f)	2,565	2,096,887
5.25%, 07/01/2025(e) (f)	620	506,850
Series 2012-A 5.00%, 07/01/2029(e) (f)	2,510	2,051,925
5.00%, 07/01/2042(e) (f)	1,740	1,422,450
AGM Series 2007-U 5.00%, 07/01/2023(e) (f)	1,050	1,068,652
AGM Series 2007-V 5.25%, 07/01/2031(e) (f)	25,380	25,823,312
NATL Series 2007-V 5.25%, 07/01/2029(e) (f)	5,965	6,090,325
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	8,600	8,673,607
AGC Series 2007-C 5.50%, 07/01/2031	1,235	1,284,743
AGC Series 2007-N 5.25%, 07/01/2036	825	841,012
AGM Series 2007-C 5.25%, 07/01/2036	1,800	1,835,007
NATL Series 2007 5.50%, 07/01/2028	1,000	1,035,992
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	23,735	24,533,604
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	195	182,914
Zero Coupon, 07/01/2027	537	452,982
Zero Coupon, 07/01/2029	523	404,309
Zero Coupon, 07/01/2046	15,224	4,418,484
Series 2019-A 4.329%, 07/01/2040	15,975	15,815,440
4.55%, 07/01/2040	1,198	1,204,852
5.00%, 07/01/2058	54,251	54,721,421

		330,476,838

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2028	1,000	1,127,492
5.00%, 05/15/2029	1,000	1,122,526

		2,250,018

	Principal Amount (000)	U.S. $ Value

South Carolina – 2.1%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	$5,010	$4,990,330
5.26%, 11/01/2032	800	809,272
5.41%, 11/01/2039	12,570	12,763,466
6.28%, 11/01/2039	545	552,464
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	9,595	10,428,363
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	6,100	5,201,976
6.50%, 06/01/2051(a)	4,920	4,074,015
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	1,000	931,478
5.125%, 05/01/2048	1,000	925,302
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052	15,630	11,675,129
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	3,815	4,024,910
5.00%, 12/01/2036	1,000	1,051,373
Series 2016-B 5.00%, 12/01/2037	3,430	3,623,768
5.00%, 12/01/2041	10,500	11,030,685
5.00%, 12/01/2046	17,500	18,272,830
5.00%, 12/01/2056	7,350	7,651,636
Series 2022 4.00%, 12/01/2038	550	553,457
4.00%, 12/01/2046	3,031	2,947,619
4.00%, 12/01/2049	11,781	11,364,273
4.00%, 12/01/2050	5,155	4,965,857
5.00%, 12/01/2036	447	495,970
5.00%, 12/01/2038	1,742	1,919,301
Series 2022-A 4.00%, 12/01/2047	25,000	24,247,292
4.00%, 12/01/2052	20,000	19,223,426
University of South Carolina Series 2021-A 5.00%, 05/01/2039	5,695	6,501,318

		170,225,510

South Dakota – 0.5%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2056	2,415	2,068,288
4.00%, 08/01/2061	2,960	2,468,298

	Principal Amount (000)	U.S. $ Value

South Dakota Health & Educational Facilities Authority Series 2017 5.00%, 09/01/2040(c)	$30,070	$31,620,935
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033(c)	6,520	6,968,453

		43,125,974

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	9,080	9,105,129
5.125%, 12/01/2042(a)	28,990	29,026,904
Series 2016-B Zero Coupon, 12/01/2031(a)	2,000	1,245,534
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	1,000	1,005,962
5.00%, 08/01/2044	6,140	6,527,495
5.00%, 08/01/2049	5,120	5,414,115
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	5,250	5,256,841
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (e) (f)	5,040	1,895,040
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,588,403
Series 2017-A 5.00%, 07/01/2048	2,335	2,478,128
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(a)	4,000	1,353,560
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Series 2021-A 4.00%, 07/01/2046	10,000	10,141,490
Shelby County Health Educational & Housing Facilities Board Series 2012 5.25%, 12/01/2042 (Pre-refunded/ETM)	1,000	1,012,346

	Principal Amount (000)	U.S. $ Value

Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	$10,000	$8,114,350
4.25%, 12/01/2024	6,000	5,741,047

		90,906,344

Texas – 6.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(a)	5,300	4,835,551
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)	1,000	979,115
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036	500	459,482
4.00%, 08/15/2046	695	589,765
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	8,545	8,726,457
4.00%, 10/01/2050	3,815	3,872,723
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)	10,000	9,807,288
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	3,500	3,549,396
Series 2015-A 5.00%, 01/01/2045 (Pre-refunded/ETM)	4,905	5,358,758
Series 2020-A 5.00%, 01/01/2044	2,230	2,410,615
5.00%, 01/01/2049	3,940	4,232,588
Series 2021-B 5.00%, 01/01/2046	4,600	4,980,092
Series 2021-C 5.00%, 01/01/2027	7,000	7,583,576
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	6,800	7,013,699
City of Austin TX Airport System Revenue Series 2019-B 5.00%, 11/15/2039	1,000	1,100,002
City of Houston TX Series 2021-B 2.047%, 03/01/2033	2,495	2,135,531
2.147%, 03/01/2034	7,405	6,285,623

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	$1,965	$2,046,190
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	16,960	17,285,529
Series 2015-B 5.00%, 07/15/2030	1,960	2,001,485
5.00%, 07/15/2035	1,000	1,015,908
Series 2018 5.00%, 07/15/2028	22,875	23,744,122
Series 2020 5.00%, 07/01/2027	1,750	1,817,863
5.00%, 07/15/2027	2,500	2,597,222
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	5,000	5,581,828
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	530	530,549
Series 2013 6.00%, 08/15/2043	1,000	1,026,769
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	2,525	2,410,014
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	1,650	1,660,176
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	2,000	1,961,141
Series 2022-B 4.00%, 11/01/2042(b)	21,490	21,758,679
Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	3,150	3,207,042
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	5,340	5,414,938
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052	10,000	10,813,097
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042	2,000	726,534
Series 2022-B Zero Coupon, 12/01/2042	1,395	463,843
Zero Coupon, 12/01/2043	2,000	622,152
Zero Coupon, 12/01/2044	5,640	1,632,387
Zero Coupon, 12/01/2055	2,895	416,833
Zero Coupon, 12/01/2056	5,000	674,737

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	$7,305	$7,585,960
Katy Independent School District Series 2022 4.00%, 02/15/2047	6,450	6,583,907
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2022 5.00%, 05/15/2034	3,015	3,477,851
5.00%, 05/15/2035	4,100	4,684,863
5.00%, 05/15/2042	18,710	20,875,415
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,410	26,061,362
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2037 (Pre-refunded/ETM)	2,050	2,324,302
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,538,338
6.00%, 07/15/2057	10,300	10,508,211
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(e) (f)	7,820	7,038,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	200	113,966
7.50%, 11/15/2036	50	45,236
7.50%, 11/15/2037	10	8,766
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	4,500	3,979,291
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	790	776,447
5.00%, 01/01/2055	3,010	2,813,475
Series 2022 4.00%, 01/01/2047(b)	4,575	3,672,303
4.25%, 01/01/2057(b)	1,380	1,069,882
5.00%, 01/01/2057(b)	2,950	2,677,219

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057(b)	$500	$515,604
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	9,447,589
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	5,075,222
North Texas Tollway Authority (North Texas Tollway System) Series 2014-B 5.00%, 01/01/2031	8,975	9,320,047
Series 2015-A 5.00%, 01/01/2035	7,000	7,379,366
Series 2017-B 5.00%, 01/01/2033	1,400	1,531,159
5.00%, 01/01/2043	6,000	6,433,936
Series 2020 3.079%, 01/01/2042	4,990	3,879,826
Series 2021 3.011%, 01/01/2043(c)	7,500	5,990,798
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	3,315	2,749,806
Series 2021 2.125%, 01/01/2028(a)	540	476,342
2.25%, 01/01/2029(a)	800	690,111
2.50%, 01/01/2030(a)	905	772,328
2.625%, 01/01/2031(a)	500	421,394
Red River Health Facilities Development Corp. Series 2014-A 7.75%, 11/15/2044 (Pre-refunded/ETM)	1,315	1,480,886
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(e) (f) (g)	2,180	545,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(e) (f)	3,540	1,416,000
Series 2015-B 5.00%, 11/15/2030(e) (f)	4,000	1,600,000
Series 2017 5.25%, 11/15/2047(e) (f)	1,115	446,000

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	$6,475	$5,330,364
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044	1,065	1,083,744
5.00%, 10/01/2049	4,285	4,352,387
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	7,595	8,209,330
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,278,930
5.00%, 12/31/2050	13,750	13,907,099
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037	4,000	3,959,504
4.00%, 12/31/2038	2,600	2,559,372
4.00%, 12/31/2039	2,500	2,448,887
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,600	3,716,661
Series 2019 5.00%, 06/30/2058	75,330	77,362,833
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057	7,500	7,787,060
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2021 4.00%, 10/15/2036	2,000	2,127,057
4.00%, 10/15/2037	7,000	7,380,820
4.00%, 04/15/2038	1,245	1,308,403
Uptown Development Authority Series 2017-A 5.00%, 09/01/2035	1,015	1,055,154

		496,203,112

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(c)	7,245	7,770,303
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	5,000	3,894,349
Utah Infrastructure Agy Teleco Series 2022 5.00%, 10/15/2032	1,000	1,065,477
5.00%, 10/15/2037	1,410	1,474,567

		14,204,696

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)	$1,100	$1,097,494
Series 2022 5.00%, 06/01/2052(a)	3,750	3,800,405

		4,897,899

Virginia – 2.4%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	1,435	1,462,111
4.00%, 07/01/2040	2,125	2,157,940
4.00%, 07/01/2045	1,060	1,066,992
5.00%, 07/01/2036	850	936,444
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,012,715
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,000	1,049,129
Fairfax County Economic Development Authority Series 2013-A 5.00%, 12/01/2047 (Pre-refunded/ETM)	1,955	2,040,649
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	2,000	2,151,074
5.00%, 10/01/2052	4,500	4,799,659
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	7,490	7,490,625
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,500	1,517,148
5.25%, 07/01/2035(a)	1,000	1,026,822
Series 2015-A 5.00%, 07/01/2045(a)	1,110	1,122,689
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,925,881
4.00%, 07/01/2040	500	487,408
4.00%, 01/01/2048	20,770	19,608,625
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	17,000	18,175,854
5.00%, 12/31/2052	17,790	18,936,487
5.00%, 12/31/2057	10,500	11,104,092

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2030	$3,070	$3,200,512
4.00%, 01/01/2031	5,650	5,882,899
4.00%, 01/01/2033	7,500	7,736,396
4.00%, 01/01/2034	3,500	3,586,086
4.00%, 01/01/2037	10,000	10,102,320
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	2,250	2,331,068
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	17,755,218
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 6.50%, 06/01/2029(a)	20,215	20,124,785
8.50%, 06/01/2042(a)	23,525	23,342,418

		193,134,046

Washington – 1.8%
Kalispel Tribe of Indians Series 2018-A 5.25%, 01/01/2038(a)	750	813,682
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030	2,235	2,282,601
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	9,315,940
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	5,035	5,283,872
Series 2019 5.00%, 04/01/2044	3,380	3,606,681
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037	2,000	2,157,855
5.00%, 08/01/2039	4,970	5,337,843
5.00%, 08/01/2044	12,915	13,730,064
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2035	2,350	2,542,348
Series 2017-B 5.00%, 07/01/2034	1,855	2,013,390
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045	2,045	2,032,160
5.00%, 09/01/2039	1,655	1,800,902
5.00%, 09/01/2045	2,070	2,223,208
5.00%, 09/01/2050	2,000	2,118,026

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033	$6,250	$6,644,606
5.00%, 08/15/2035	6,000	6,352,838
5.00%, 08/15/2036	2,000	2,114,626
5.00%, 08/15/2037	3,755	3,963,427
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	19,340	19,165,779
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	3,550	3,580,382
Series 2021-1, Class A 3.50%, 12/20/2035	19,303	18,320,968
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)	1,030	1,030,288
5.25%, 01/01/2043(a)	2,870	2,803,128
Series 2016 5.00%, 01/01/2031(a)	1,650	1,664,876
5.00%, 01/01/2046(a)	1,140	1,094,379
Series 2019-A 5.00%, 01/01/2044(a)	830	802,495
5.00%, 01/01/2049(a)	3,305	3,143,260
5.00%, 01/01/2055(a)	11,670	10,958,695
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	3,215	3,334,703
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	2,000	1,695,159
5.00%, 01/01/2056(a)	3,000	2,498,322

		144,426,503

West Virginia – 0.1%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	826,218
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	3,000	2,767,019

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	$4,035	$4,045,458
West Virginia Hospital Finance Authority Series 2013-A 5.50%, 06/01/2044 (Pre-refunded/ETM)	2,100	2,169,937

		9,808,632

Wisconsin – 4.0%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	8,850	7,255,398
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	15,970	16,384,541
5.00%, 10/01/2039(a)	5,035	5,113,413
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(c)	20,345	21,303,986
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 3.00%, 02/15/2038	1,035	924,870
4.00%, 02/15/2036	1,600	1,638,229
4.00%, 02/15/2037	1,050	1,072,000
5.00%, 02/15/2031	2,000	2,293,881
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	9,815	8,071,828
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) Series 2019 5.00%, 07/01/2044	1,000	1,038,487
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039	950	956,241
5.00%, 11/01/2046	870	857,903
5.00%, 11/01/2054	1,870	1,814,509
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	1,795	1,829,487
4.00%, 12/15/2036	1,865	1,896,647
4.00%, 12/15/2037	1,830	1,856,923
4.00%, 12/15/2038	1,915	1,937,896

	Principal Amount (000)	U.S. $ Value

Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	$2,510	$2,325,037
Series 2022-A 3.875%, 12/01/2039(a)	11,525	10,631,266
Wisconsin Public Finance Authority Series 2020 4.00%, 06/01/2045	8,840	8,441,567
Series 2022 6.00%, 02/01/2062(a)	12,000	12,423,019
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)	1,340	1,210,062
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2037	600	591,864
5.00%, 11/15/2041	1,500	1,619,248
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	1,019,768
4.00%, 07/01/2051	1,675	1,523,833
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,371,127
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,477,689
5.00%, 01/01/2038	550	591,476
5.00%, 01/01/2039	700	751,188
5.00%, 01/01/2040	500	535,391
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045	2,030	2,141,479
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	57,000	55,062,895
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	2,060	2,115,124
Series 2016-D 4.05%, 11/01/2030	720	733,002
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	11,500	12,133,183
5.00%, 02/01/2062	1,000	1,043,161
5.75%, 02/01/2052(a)	15,500	15,820,338

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	$1,000	$1,037,951
5.00%, 05/01/2047	1,650	1,699,455
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2037(a)	1,000	995,849
5.25%, 05/15/2042(a)	1,000	977,064
5.25%, 05/15/2047(a)	1,225	1,178,914
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	11,235	8,808,103
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	10,000	10,838,268
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,327,959
4.00%, 01/01/2052	2,350	2,196,381
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)	1,550	1,585,848
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	12,000	12,550,703
5.25%, 03/01/2047	5,100	5,292,728
Wisconsin Public Finance Authority (Rose Villa, Inc. Obligated Group) Series 2014-A 5.75%, 11/15/2044(a)	1,000	1,016,791
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2040(a)	1,400	1,445,783
5.00%, 04/01/2050(a)	3,250	3,318,226
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	29,090	20,898,730
Series 2022 4.00%, 06/01/2049(a)	3,900	2,941,815
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)	545	547,112

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	$3,500	$2,699,509
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	6,500	6,016,468
4.00%, 02/01/2051	7,000	6,250,750
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)	3,315	3,249,295
5.00%, 06/15/2057(a)	4,105	3,954,053
5.00%, 06/15/2062(a)	1,295	1,224,586
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	3,300	2,932,483

		316,792,780

Total Long-Term Municipal Bonds (cost $8,810,674,418)		8,428,754,504

Short-Term Municipal Notes – 0.0%
Indiana – 0.0%
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2023(b) (cost $798,156)	795	794,649

Total Municipal Obligations (cost $8,811,472,574)		8,429,549,153

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Agency CMBS – 0.5%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	35,130	35,984,756
Series 2021-3, Class X 0.764%, 08/20/2036(j)	20,592	1,331,685
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(j)	14,769	801,186

Total Commercial Mortgage-Backed Securities (cost $43,754,048)		38,117,627

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Banks – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(k) (l) (cost $1,137,676)	1,138	1,134,318

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(m) (n) (o) (cost $151,951,728)	151,951,728	$151,951,728

Total Investments – 107.5% (cost $9,008,316,026)(p)		8,620,752,826
Other assets less liabilities – (7.5)%		(602,643,869)

Net Assets – 100.0%		$8,018,108,957

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	90,795	01/15/2025	2.565%	CPI#	Maturity	$8,968,416	$—	$8,968,416
USD	45,398	01/15/2025	2.613%	CPI#	Maturity	4,397,189	—	4,397,189
USD	45,397	01/15/2025	2.585%	CPI#	Maturity	4,447,514	—	4,447,514
USD	34,210	01/15/2025	4.028%	CPI#	Maturity	1,316,839	—	1,316,839
USD	83,920	01/15/2026	CPI#	3.765%	Maturity	(3,289,942)	—	(3,289,942)
USD	158,000	01/15/2027	CPI#	3.320%	Maturity	(8,971,673)	—	(8,971,673)
USD	156,000	01/15/2027	CPI#	3.466%	Maturity	(7,411,635)	(189,392)	(7,222,243)
USD	127,850	01/15/2027	CPI#	3.323%	Maturity	(7,235,398)	—	(7,235,398)
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	87,522,334	—	87,522,334
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	43,697,452	—	43,697,452
USD	273,300	01/15/2029	CPI#	3.390%	Maturity	(9,968,382)	—	(9,968,382)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	(1,199,338)	—	(1,199,338)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(3,286,662)	—	(3,286,662)
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	12,970,587	—	12,970,587
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	12,873,216	—	12,873,216
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	7,817,163	—	7,817,163
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	8,045,311	—	8,045,311
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	4,782,570	—	4,782,570
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(3,793,292)	—	(3,793,292)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(3,359,047)	—	(3,359,047)

						$148,323,222	$(189,392)	$148,512,614

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	80,000	01/15/2027	1 Day SOFR	2.748%	Annual	$1,319,362	$—	$1,319,362
USD	240,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Annual	19,707,720	(166,874)	19,874,594
USD	150,000	01/15/2031	1.439%	3 Month LIBOR	Semi-Annual/ Quarterly	14,269,470	—	14,269,470
USD	280,900	04/15/2032	1.280%	1 Day SOFR	Annual	27,634,986	—	27,634,986
USD	200,000	04/15/2032	1.305%	1 Day SOFR	Annual	19,228,417	—	19,228,417
USD	174,000	04/15/2032	2.177%	1 Day SOFR	Annual	3,153,351	—	3,153,351

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	155,000	04/15/2032	2.574%	1 Day SOFR	Annual	$(2,591,081)	$—	$(2,591,081)
USD	100,000	04/15/2032	2.444%	1 Day SOFR	Annual	—	—	0
USD	160,000	02/15/2036	1.469%	3 Month LIBOR	Semi-Annual/ Quarterly	23,943,041	—	23,943,041
USD	50,000	02/15/2051	1.469%	1 Day SOFR	Annual	9,759,563	—	9,759,563

						$116,424,829	$(166,874)	$116,591,703

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	$3,266,846	$—	$3,266,846

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $1,204,909,707 or 15.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	$1,973,785	$27	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/31/2014	868,863	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	2,180,000	545,000	0.01%

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	11/29/2017	$6,425,509	$3,483,300	0.04%

(i)	Defaulted matured security.
(j)	IO - Interest Only.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fair valued by the Adviser.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $411,749,094 and gross unrealized depreciation of investments was $(530,941,131), resulting in net unrealized depreciation of $(119,192,037).

As of July 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$8,428,754,504	$—	$8,428,754,504
Short-Term Municipal Notes	—	794,649	—	794,649
Commercial Mortgage-Backed Securities	—	38,117,627	—	38,117,627
Corporates - Non-Investment Grade	—	—	1,134,318	1,134,318
Short-Term Investments	151,951,728	—	—	151,951,728
Liabilities:
Floating Rate Notes(a)	(604,070,000)	—	—	(604,070,000)

Total Investments in Securities	(452,118,272)	8,467,666,780	1,134,318	8,016,682,826
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	196,838,591	—	196,838,591
Centrally Cleared Interest Rate Swaps	—	119,015,910	—	119,015,910
Interest Rate Swaps	—	3,266,846	—	3,266,846
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(48,515,369)	—	(48,515,369)
Centrally Cleared Interest Rate Swaps	—	(2,591,081)	—	(2,591,081)

Total	$(452,118,272)	$8,735,681,677	$1,134,318	$8,284,697,723

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2022 is as follows:

Fund	Market Value 04/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$122,400	$685,120	$655,568	$151,952	$203